TRANSACTIONS - Schedule of Merger Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 28, 2012
Business Combination, Separately Recognized Transactions [Line Items]
Merger costs	$ 58,690
Deferred debt financing fees	26,708
Professional Fees [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Merger costs	22,371
Sponsors' Fees [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Merger costs	10,000
Transaction related compensation [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Merger costs	6,833
Other Fees [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Merger costs	1,226
ABL Facility [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Deferred debt financing fees	5,627
OpCo Notes [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Deferred debt financing fees	4,380
HoldCo Notes [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Deferred debt financing fees	16,701
Merger Agreement [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Share-based compensation expense	$ 18,260